Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 56,438	$ 52,284
Amortizing fixed rate borrowing due January 2019 at 1.39% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances		423
Debt Instrument, Interest Rate, Stated Percentage	1.39%
Fixed rate term borrowing due August 2019 at 1.61% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances		10,000
Debt Instrument, Interest Rate, Stated Percentage	1.61%
Fixed Rate Term Borrowing Due May 2020 At 1.85% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	1.85%
Amortizing fixed rate borrowing due June 2020 at 1.49% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 1,034	3,079
Debt Instrument, Interest Rate, Stated Percentage	1.49%
Amortizing fixed rate borrowing due July 2020 at 2.77% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 2,974	7,962
Debt Instrument, Interest Rate, Stated Percentage	2.77%
Amortizing fixed rate borrowing due December 2020 at 1.71% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 2,538	5,000
Debt Instrument, Interest Rate, Stated Percentage	1.71%
Amortizing fixed rate borrowing due December 2020 at 3.06% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 1,034	2,051
Debt Instrument, Interest Rate, Stated Percentage	3.06%
Amortizing fixed rate borrowing due March 2022 at 1.75% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 2,009	2,877
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Amortizing fixed rate borrowing due August 2022 at 1.94% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 5,351
Debt Instrument, Interest Rate, Stated Percentage	1.94%
Amortizing fixed rate borrowing due October 2022 at 1.88% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 4,626	6,200
Debt Instrument, Interest Rate, Stated Percentage	1.88%
Amortizing fixed rate borrowing due October 2023 at 3.24% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 7,809	9,692
Debt Instrument, Interest Rate, Stated Percentage	3.24%
Amortizing fixed rate borrowing due December 2023 at 3.22% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 4,063	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	3.22%
Fixed Rate Term Borrowing Due December 2023 At 1.95% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 10,000
Debt Instrument, Interest Rate, Stated Percentage	1.95%
Amortizing Fixed Rate Borrowing Due December 2023 At 1.73% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 10,000
Debt Instrument, Interest Rate, Stated Percentage	1.73%